Share-based compensation - Restricted shares (Details) ¥ in Thousands		12 Months Ended
	Dec. 30, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 30, 2021 $ / shares
Share-based compensation
Share-based compensation expenses		¥ 17,393	¥ 31,899	¥ 183,349
Restricted shares
Share-based compensation
Number of restricted shares granted | shares	100,000,000
Share-based compensation expenses	¥ 135,261
Fair value of the restricted shares | $ / shares					$ 0.21